PRIVATE LOANS - Schedule of Allowances for Credit Losses for Private Loans (Details) - Private Loan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (97)	$ (44)	$ (28)
Recovery (provision)	(84)	(56)	(16)
Write-offs charged against the allowance	0	1	0
Recoveries of amounts previously written off	0	2	0
Ending balance	$ (181)	$ (97)	$ (44)